INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Jun. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 30,200,000	$ 31,200,000	$ 45,900,000	$ 1,300,000	$ 89,800,000	$ 93,500,000	$ 123,600,000	$ 98,500,000
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	1,194,415,000				1,194,415,000		1,183,886,000
Less accumulated amortization	357,414,000				357,414,000		267,688,000	144,171,000
Finite-Lived Intangible Assets, Net	837,001,000				837,001,000		916,198,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	114,239,000				114,239,000		116,229,000
2014	109,671,000				109,671,000		110,881,000
2015	106,117,000				106,117,000		106,863,000
2016	103,399,000				103,399,000		103,845,000
2017	100,368,000				100,368,000		101,577,000
Customer relationship
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	1,139,319,000				1,139,319,000		1,139,319,000	1,138,077,000
Less accumulated amortization	354,973,000				354,973,000		267,108,000	144,138,000
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	41,000,000				41,000,000		41,000,000
Customer Portfolios and Related Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	14,096,000				14,096,000		3,567,000
Less accumulated amortization	$ 2,441,000				$ 2,441,000		$ 580,000